MBL VARIABLE CONTRACT ACCOUNT -- 7

To Contract Holders and Participants:

PERFORMANCE

For the six months ending June 30, 1998, MBL Variable Contract Account-7 ("VCA-7") returned 2.5% after expenses. VCA-7 continues to provide competitive returns to its shareholders. As of June 30, 1998, the Fund's 7-day and 30-day yields were 4.68% and 4.75%, respectively.

IMPORTANT ORGANIZATIONAL DEVELOPMENTS

Recently, you received a "sticker" supplement to your VCA-7 prospectus dated August 6. This notice announced the proposed sale of most of the life insurance and annuity businesses of VCA-7's sponsor, MBL Life Assurance Corporation ("MBL Life"), to Anchor National Life Insurance Company, a subsidiary of SunAmerica, Inc.

As an MBL Life group annuity contract holder or participant, you will also receive additional detailed information about the proposed sale. In this letter, however, we want to tell you how the sale will affect VCA-7, and also note that you may have, among other options, the opportunity at a future date to exchange your VCA-7 account tax-free for a product offered by one of the SunAmerica life companies.

The sale of MBL Life's insurance businesses will effect a resolution of the Mutual Benefit Life Rehabilitation, probably in June of 1999. At that time, VCA-7 will be dissolved; MBL Life, along with First Priority Investment Corporation (the Adviser and Distributor for the Account), will then begin the process of terminating all business operations.

Before this happens, you will receive detailed information and adequate time to decide to exchange, transfer or redeem your account. There is nothing that you need to do now.

In the meantime, we appreciate your continued support and welcome your comments and observations. If you have any questions, please call your Customer Service Representative at 1-800-435-3191.

Sincerely,

/s/ William G. Clark                      /s/ David A. James

William G. Clark                          David A. James
Senior Vice President                     Senior Vice President, Securities
Pension and Investment Products           MBL Life Assurance Corporation
MBL Life Assurance Corporation            FOR FIRST PRIORITY INVESTMENT
                                          CORPORATION

August 10, 1998

MBL VARIABLE CONTRACT ACCOUNT -- 7
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998
(UNAUDITED)

ASSETS

Investments (95.1%):
  U.S. Treasury Bill, principal amount $1,850,000, 4.84%, due July 23,
    1998...................................................................  $1,844,528
Cash.......................................................................      95,005
                                                                             ----------
Total assets...............................................................   1,939,533

LIABILITIES -- NOTE E......................................................      --
                                                                             ----------
NET ASSETS.................................................................  $1,939,533
                                                                             ----------
                                                                             ----------

NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS
  96,235 accumulation units at $20.154 per unit............................  $1,939,533
                                                                             ----------
                                                                             ----------

See notes to financial statements.

MBL VARIABLE CONTRACT ACCOUNT -- 7
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 1998
(UNAUDITED)

Investment income:
  Interest...................................................                $  48,047
Expenses -- Notes B and E:
  Investment advisory fee....................................   $   3,863
  Expense and expense risk charge............................       3,571
                                                               -----------
                                                                    7,434
  Less expenses waived and assumed by MBL Life...............      (7,434)      --
                                                               -----------  -----------
  Net investment income......................................                   48,047
  Net realized gain from investment transactions.............                       25
                                                                            -----------
    Net increase in net assets resulting from operations.....                $  48,072
                                                                            -----------
                                                                            -----------

STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                                SIX MONTHS
                                                                                  ENDED        YEAR ENDED
                                                                                 JUNE 30,     DECEMBER 31,
                                                                                   1998           1997
                                                                               ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income......................................................  $     48,047   $     96,251
  Net realized gain (loss) from investment transactions......................            25            (15)
                                                                               ------------  --------------
    Net increase in net assets resulting from operations.....................        48,072         96,236

FROM CONTRACT HOLDERS' TRANSACTIONS -- NOTES C AND F
  Accumulation units surrendered.............................................       (26,771)      (177,865)
                                                                               ------------  --------------
    Decrease in net assets resulting from Contract Holders' transactions.....       (26,771)      (177,865)
                                                                               ------------  --------------
    Net increase (decrease) in net assets....................................        21,301        (81,629)

NET ASSETS
  Beginning of period........................................................     1,918,232      1,999,861
                                                                               ------------  --------------
  End of period..............................................................  $  1,939,533   $  1,918,232
                                                                               ------------  --------------
                                                                               ------------  --------------

See notes to financial statements.

MBL VARIABLE CONTRACT ACCOUNT -- 7
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

NOTE A -- ACCOUNTING POLICIES

MBL Variable Contract Account -- 7 (the "Account") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, and a separate account of the MBL Life Assurance Corporation ("MBL Life") established under the Insurance Laws of New Jersey. MBL Life provides for variable accumulation and benefits under the Account's contract by crediting annuity considerations to the Account or fixed accumulation and benefits to the Companion Contract, as elected by the Participant (see Notes C and D). Significant accounting policies of the Account are as follows:

INVESTMENTS -- Investments in short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term securities which mature in more than 60 days are valued at market values based on quoted bid and asked prices or yield equivalent. Investment transactions are recorded on trade date. Interest is recorded as earned on an accrual basis.

FEDERAL INCOME TAXES -- The Account does not provide for Federal income taxes since the operations of the Account form a part of, and are taxed with, those of MBL Life which is taxed as a "life insurance company" under the Internal Revenue Code. Income and capital gains, if any, of the Account attributable to the Contract Holders are excluded in the determination of the Federal income tax liability of MBL Life.

REALIZED GAINS -- The net realized gain (loss) on investment transactions is determined on the basis of identified cost.

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE B -- INVESTMENT ADVISORY AND SERVICE AGREEMENTS

The Account has an investment advisory, a service and a distribution agreement with First Priority Investment Corporation ("FPIC"). FPIC is a wholly-owned subsidiary of MBLLAC Holding Corporation, a wholly-owned subsidiary of MBL Life.

Under the investment advisory and service agreement, FPIC receives a periodic fee at the annual rate of .40% of the first $300,000,000 of the Account's average daily net assets, .35% of the next $400,000,000 of such value, and .30% of all such value in excess of $700,000,000. (See Note E).

The compensation of each "disinterested" member of the Management Committee is included in those expenses and expense risks assumed by MBL Life as described in Note E. Such fees are paid at the rate of $400 per meeting attended plus an annual retainer of $1,200. No remuneration has been paid to any other member or officer. Aggregate fees paid during the period ended June 30, 1998 to the Account's "disinterested" members amounted to $3,000.

NOTE C -- REHABILITATION

On April 29, 1994, the Third Amended Plan of Rehabilitation (the "Plan") of Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit Life") was implemented. The Plan, as confirmed by the Superior Court of New Jersey (the "Court"), reaffirmed the status of the Account as a separate account. Pursuant to the terms of the Plan, substantially all of the assets and liabilities of Mutual Benefit Life were transferred to MBL Life. In addition, the assets and liabilities of the Account were transferred to a new separate account of MBL Life. Also, as of April 29, 1994, the ownership of the stock of MBL Life was transferred to a Trust, of which the New Jersey Commissioner of Banking and Insurance is the sole Trustee.

The Plan permits redemptions of amounts from the Account to continue, as requested, and transfers to MBL Variable Contract Account -- 2 for the purchase of variable annuities. Annuity payments which commenced prior to July 16, 1991 and any death benefits payable, both before and after July 16, 1991, are unaffected and will continue to be paid under the terms of the Plan. While deposits may be made to the Account by participants under existing contracts, applications for new contracts are not being accepted. The terms of the Plan currently prohibit or limit redemptions from the Companion Contract and transfers between the Account and the Companion Contract.

Approximately 52% of the Accounts outstanding units are owned by four separate Contract Holders.

NOTE D -- SALE OF MBL LIFE ASSETS

On July 15, 1998, MBL Life entered into an agreement with Anchor National Life Insurance Company ("Anchor National"), a subsidiary of SunAmerica, Inc., pursuant to which Anchor National will purchase the individual life and individual and group annuity businesses of MBL Life (the "Acquisition"). In accordance with the Plan of Rehabilitation of Mutual Benefit Life, the Acquisition is subject to certain judicial and regulatory approvals. Assuming that the necessary approvals are obtained, it is currently anticipated that the Acquisition will occur no later than December 31, 1998 (the "Closing"). The Acquisition will effect a resolution to the proceedings associated with the Plan.

As part of the resolution of the proceedings associated with the Plan, MBL Life has indicated that it intends to seek a court order to terminate the Account. Pursuant to the proposed court order, group annuity contract holders and participants will be provided with adequate notice and disclosure regarding the termination of the Account. MBL Life has indicated to the Account that it will maintain the waiver of expenses described in Note E through the period ending six months after the Closing.

Under the terms of the Acquisition, MBL Life's interest in FPIC will not be included in the assets that are transferred to Anchor National. At the present time, it is anticipated that FPIC will begin the process of terminating all business operations at some point in time after the Closing.

NOTE E -- EXPENSE AND EXPENSE RISK CHARGES

The contracts offered by the Account provide that a charge, at the annual rate of .37%, be made daily against Account assets for expenses and expense risks assumed by MBL Life. MBL Life has informed the Account that it would not assess the expense and expense risk charges against the Account's assets and would assume payment of the investment advisory fee (see Note B). This waiver of charges to the Account is for one year periods ending on May 1. Each year hereafter the waiver may be extended for additional one year periods (see Note
D).

NOTE F -- ACCUMULATION UNIT TRANSACTIONS

The change in the number of accumulation units outstanding was as follows:

                                                                  SIX MONTHS
                                                                     ENDED       YEAR ENDED
                                                                   JUNE 30,     DECEMBER 31,
                                                                     1998           1997
                                                                  -----------  --------------
Balance at beginning of period..................................      97,578        106,910
Accumulation units surrendered..................................      (1,343)        (9,332)
                                                                  -----------       -------
Balance at end of period........................................      96,235         97,578
                                                                  -----------       -------
                                                                  -----------       -------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

    Selected data for each accumulation unit outstanding throughout the periods indicated:

                                               SIX MONTHS
                                                  ENDED              YEAR ENDED DECEMBER 31,
                                                JUNE 30,    ------------------------------------------
                                                  1998        1997       1996       1995       1994
                                               -----------  ---------  ---------  ---------  ---------
Accumulation Unit Value, Beginning of
  Period.....................................   $  19.658   $  18.706  $  17.799  $  16.864  $  16.238
                                               -----------  ---------  ---------  ---------  ---------
Net investment income........................       0.496       0.952      0.907      0.935      0.626
Net gain from investment transactions........      --          --         --         --         --
                                               -----------  ---------  ---------  ---------  ---------
Net increase in net assets resulting from
  operations.................................       0.496        0.952      0.907      0.935      0.626
                                               -----------  ---------  ---------  ---------  ---------
Accumulation Unit Value, End of Period.......  $   20.154   $   19.658 $   18.706 $   17.799 $   16.864
                                               -----------  ---------  ---------  ---------  ---------
                                               -----------  ---------  ---------  ---------  ---------
Total Return.................................        2.52%       5.09%      5.10%      5.54%      3.86%
                                               -----------  ---------  ---------  ---------  ---------
                                               -----------  ---------  ---------  ---------  ---------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (thousands)........  $    1,940   $   1,918  $   2,000  $   2,050  $   2,221
                                               -----------  ---------  ---------  ---------  ---------
                                               -----------  ---------  ---------  ---------  ---------
Ratio of Expenses(1) to Average Net Assets...        0.00%       0.00%      0.00%      0.00%      0.00%
                                               -----------  ---------  ---------  ---------  ---------
                                               -----------  ---------  ---------  ---------  ---------
Ratio of Net Investment Income(1) to Average
  Net Assets.................................         2.5%       5.0 %      5.0 %      5.4 %      3.8 %
                                               -----------  ---------  ---------  ---------  ---------
                                               -----------  ---------  ---------  ---------  ---------

--------------------------------

(1)Without waiver and assumption of expenses by MBL Life, the ratio of expenses to average net assets would have been 0.39% for the period ended June 30, 1998, and 0.77% for each year ended December 31, 1997 through 1994, and the ratio of net investment income to average net assets would have been 2.1% for the period June 30, 1998 and 4.2%, 4.2%, 4.6%, and 3.0% for each year ended December 31, 1997 through 1994, respectively. (See Note E of the Notes to Financial Statements.)

---------------------------------------------
MBL VARIABLE CONTRACT ACCOUNT -- 7
MBL Life Assurance Corporation
520 Broad Street - Newark, New Jersey 07102
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR CONTRACT HOLDERS AND PARTICIPANTS IN MBL VARIABLE CONTRACT ACCOUNT -- 7. IT IS NOT AUTHORIZED FOR OTHER DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH INCLUDES INFORMATION CONCERNING THE ACCOUNT AND THE APPLICABLE SALES COMMISSIONS. FS-634 (8-98)

Semiannual Report
June 30, 1998

MBL VARIABLE
CONTRACT ACCOUNT -- 7
Group Variable Annuity Contracts

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